Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000248938 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.870000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000248938 | JPMorgan Repurchase AgreementFR_45599P007_4.870000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248938 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.744008_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248938 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.807008_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248938 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.712008_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248938 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000248938 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000248938 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246985 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.870000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000246985 | JPMorgan Repurchase AgreementFR_45599P007_4.870000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000246985 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.744008_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246985 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.807008_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246985 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.712008_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000246985 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000246985 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000246985 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176976 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.870000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000176976 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.807008_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176976 | Bank of America Repurchase AgreementFR_922URC004_4.830000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000176976 | Bank of America Repurchase AgreementFR_922URC004_4.840000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000176976 | U.S. Treasury Floating Rate NotesFR_91282CGF2_4.762008_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176976 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000176976 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000176976 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007336 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.870000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000007336 | MUFG Securities Americas, Inc. Repurchase AgreementFR_985FHY004_4.860000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000007336 | U.S. Treasury BillsFR_912797LQ8_0.010000_2024-12-19
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007336 | U.S. Treasury BillsFR_912797LQ8_4.8667
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007336 | U.S. Treasury BillsFR_912796ZV4_0.010000_2024-12-26
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000007336 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000007336 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000164453 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.870000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000164453 | Barclays Bank PLC Repurchase AgreementFR_0673PA005_4.860000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000164453 | ABN AMRO BANK N.V.FR_ATD1S6SR8_4.810000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164453 | Credit Agricole Corporate & Investment Bank SAFR_ATD1S7DC5_4.810000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164453 | Erste Finance Delaware LLCFR_2960E2L50_4.830000_2024-11-05
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164453 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000164453 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000164453 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000164453 | AssetTime deposits
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164452 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.870000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000164452 | Barclays Bank PLC Repurchase AgreementFR_0673PA005_4.860000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000164452 | ABN AMRO BANK N.V.FR_ATD1S6SR8_4.810000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000164452 | Credit Agricole Corporate & Investment Bank SAFR_ATD1S7DC5_4.810000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164452 | Erste Finance Delaware LLCFR_2960E2L50_4.830000_2024-11-05
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000164452 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000164452 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000164452 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000164452 | AssetTime deposits
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000248579 | U.S. Treasury BillsFR_912797MN4_0.010000_2024-12-10
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248579 | U.S. Treasury BillsFR_912797LF2_4.7284
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248579 | U.S. Treasury BillsFR_912797MB0_0.010000_2024-11-12
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248579 | U.S. Treasury BillsFR_912797MW4_4.5565
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000248579 | U.S. Treasury BillsFR_912797LD7_4.7516
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248580 | U.S. Treasury BillsFR_912797MN4_0.010000_2024-12-10
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248580 | U.S. Treasury BillsFR_912797LF2_4.7284
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248580 | U.S. Treasury BillsFR_912797MB0_0.010000_2024-11-12
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248580 | U.S. Treasury BillsFR_912797MW4_4.5565
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000248580 | U.S. Treasury BillsFR_912797LD7_4.7516
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000250059 | U.S. Treasury BillsFR_912797MN4_0.010000_2024-12-10
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250059 | U.S. Treasury BillsFR_912797LF2_4.7284
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250059 | U.S. Treasury BillsFR_912797MB0_0.010000_2024-11-12
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250059 | U.S. Treasury BillsFR_912797MW4_4.5565
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250059 | U.S. Treasury BillsFR_912797LD7_4.7516
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000167199 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.870000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000167199 | JPMorgan Repurchase AgreementFR_45599P007_4.870000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167199 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.744008_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167199 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.807008_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000167199 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.712008_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000167199 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000167199 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000167199 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167200 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.870000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000167200 | JPMorgan Repurchase AgreementFR_45599P007_4.870000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167200 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.744008_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167200 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.807008_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000167200 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.712008_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000167200 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000167200 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000167200 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007334 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.870000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000007334 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.744008_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007334 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.807008_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007334 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.712008_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007334 | Federal Reserve Bank of New York Repurchase AgreementFR_98599G006_4.800000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000007334 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000007334 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000051800 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.870000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000051800 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.744008_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051800 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.807008_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000051800 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.712008_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000051800 | Federal Reserve Bank of New York Repurchase AgreementFR_98599G006_4.800000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000051800 | U.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000051800 | Repurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000051801 | Indiana Finance AuthorityFR_455054AF3_3.850000_2040-10-01
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000051801 | New York City Municipal Water Finance AuthorityFR_64972GDC5_4.050000_2043-06-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000051801 | New York City Transitional Finance Authority Future Tax Secured RevenueFR_64971WGU8_3.880000_2043-08-01
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000051801 | Metropolitan Transportation AuthorityFR_59259N8Q9_4.000000_2031-11-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000051801 | Allegheny County Higher Education Building AuthorityFR_01728RES4_4.000000_2037-12-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000051801 | AssetMunicipal bonds
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000051801 | AssetTax-exempt commercial paper
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000051798 | Indiana Finance AuthorityFR_455054AF3_3.850000_2040-10-01
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000051798 | New York City Municipal Water Finance AuthorityFR_64972GDC5_4.050000_2043-06-15
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000051798 | New York City Transitional Finance Authority Future Tax Secured RevenueFR_64971WGU8_3.880000_2043-08-01
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000051798 | Metropolitan Transportation AuthorityFR_59259N8Q9_4.000000_2031-11-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000051798 | Allegheny County Higher Education Building AuthorityFR_01728RES4_4.000000_2037-12-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000051798 | AssetMunicipal bonds
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000051798 | AssetTax-exempt commercial paper
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000200717 | JPMorgan Chase & Co.FR_46647PCX2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200717 | Westpac Banking Corp.FR_961214EV1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200717 | Societe Generale SAFR_83369BN36_4.700000_2025-01-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200717 | ANZ New Zealand International Ltd.FR_00182EBP3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200717 | Commonwealth Bank of AustraliaFR_20271RAQ3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200717 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200717 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000200717 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000200717 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000200717 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200719 | JPMorgan Chase & Co.FR_46647PCX2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200719 | Westpac Banking Corp.FR_961214EV1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200719 | Societe Generale SAFR_83369BN36_4.700000_2025-01-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200719 | ANZ New Zealand International Ltd.FR_00182EBP3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200719 | Commonwealth Bank of AustraliaFR_20271RAQ3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200719 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200719 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000200719 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000200719 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000200719 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200718 | JPMorgan Chase & Co.FR_46647PCX2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200718 | Westpac Banking Corp.FR_961214EV1
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200718 | Societe Generale SAFR_83369BN36_4.700000_2025-01-03
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200718 | ANZ New Zealand International Ltd.FR_00182EBP3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200718 | Commonwealth Bank of AustraliaFR_20271RAQ3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200718 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200718 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	46.40%
C000200718 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000200718 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000200718 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167202 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.870000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000167202 | JPMorgan Repurchase AgreementFR_45599P007_4.870000_2024-11-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167202 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.744008_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167202 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.807008_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000167202 | U.S. Treasury Floating Rate NotesFR_91282CKM2_4.712008_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000167202 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000167202 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000167202 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%